Summary of Principal Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial statement balances included in the consolidated financial statements
Cash and cash equivalents	$ 413,319,174	$ 210,841,368	$ 392,005,353	$ 543,817,633
Accounts receivable, net of allowance for doubtful accounts	357,442,102	304,600,710
Other current assets	44,234,499	15,962,657
Amounts due from related parties	1,263,416	319,380
Total current assets	1,029,163,781	672,606,186
TOTAL ASSETS	1,355,520,098	1,011,961,518
Accounts payable	11,264,939	7,411,735
Accrued payroll and welfare expenses	102,632,157	69,027,516
Income tax payable	98,685,965	56,141,853
Other tax payable	40,000,505	24,864,312
Amounts due to related parties	5,535,512	4,281,830
Advance from customers	24,617,144	13,601,078
Liability for exclusive rights, current	8,967,972	16,973,230
Other current liabilities	62,466,610	27,178,988
Total current liabilities	356,624,276	222,283,924
Deferred tax liabilities, non-current	29,900,565	36,925,632
Liability for exclusive rights, non-current		5,918,812
Total liabilities	519,649,069	266,847,569
Financial statement amounts included in the consolidated financial statements
Total revenues	731,078,833	462,439,368	401,624,981
Cost of revenues	(274,035,806)	(203,170,685)	(163,044,490)
Net income/(loss)	51,086,289	(71,049,371)	(465,020,512)
Net cash provided by operating activities	113,892,140	(22,183,296)	(19,979,823)
Net cash used in investing activities	(53,093,289)	(33,425,540)	(72,595,762)
Net cash provided by (used in) financing activities	135,756,603	(125,773,431)	(69,221,077)
Consolidated VIE's assets that are collateral for the VIEs' obligations	0
Group's VIEs
Financial statement balances included in the consolidated financial statements
Cash and cash equivalents	71,095,466	54,276,035
Accounts receivable, net of allowance for doubtful accounts	87,835,551	88,871,824
Other current assets	29,693,275	22,144,577
Amounts due from related parties		46,067
Total current assets	188,624,292	165,338,503
Total non-current assets	49,517,785	62,413,697
TOTAL ASSETS	238,142,077	227,752,200
Accounts payable	1,505,942	1,826,257
Accrued payroll and welfare expenses	29,309,329	18,834,610
Income tax payable	28,793,459	16,625,365
Other tax payable	11,188,055	8,807,339
Amounts due to related parties	2,383,293	3,161,687
Advance from customers	7,150,344	2,858,051
Liability for exclusive rights, current	8,967,972	16,973,230
Other current liabilities	9,917,349	6,117,223
Total current liabilities	99,215,743	75,203,762
Deferred tax liabilities, non-current	655,563	67,651
Liability for exclusive rights, non-current		5,918,812
Total liabilities	99,871,306	81,190,225
Financial statement amounts included in the consolidated financial statements
Total revenues	321,004,846	172,402,066	120,545,936
Cost of revenues	(59,920,429)	(54,276,512)	(39,244,543)
Net income/(loss)	1,503,897	(3,212,138)	(4,713,667)
Net cash provided by operating activities	72,877,862	16,020,624	10,684,846
Net cash used in investing activities	(18,042,241)	(17,544,270)	(33,554,049)
Net cash provided by (used in) financing activities	$ (40,248,296)	$ 26,686,813	$ (3,434,675)